Investment Portfolioas of August 31, 2023 (Unaudited)
DWS Health and Wellness Fund
	Shares	Value ($)

Common Stocks 95.7%
Health Care 95.7%
Biotechnology 13.6%
Alnylam Pharmaceuticals, Inc.*	6,501	1,286,028
Amgen, Inc.	21,593	5,535,150
Apellis Pharmaceuticals, Inc.*	3,500	147,735
Argenx SE (ADR)*	3,423	1,720,023
Arvinas, Inc.*	17,133	483,322
Beam Therapeutics, Inc.*	3,700	85,766
Bicycle Therapeutics PLC (ADR)*	8,370	181,964
Biogen, Inc.*	12,150	3,248,424
BioMarin Pharmaceutical, Inc.*	16,142	1,475,056
Blueprint Medicines Corp.*	16,862	840,739
Celldex Therapeutics, Inc.*	14,060	392,274
Exact Sciences Corp.*	14,922	1,248,524
Gilead Sciences, Inc.	52,050	3,980,784
Grifols SA (ADR)*	42,000	397,740
Incyte Corp.*	13,679	882,706
Insmed, Inc.*	36,810	805,771
Moderna, Inc.*	10,706	1,210,527
Neurocrine Biosciences, Inc.*	12,537	1,365,154
Regeneron Pharmaceuticals, Inc.*	6,385	5,277,139
Seagen, Inc.*	8,297	1,709,763
Ultragenyx Pharmaceutical, Inc.*	21,271	782,560
Ventyx Biosciences, Inc.*	8,000	268,000
Vertex Pharmaceuticals, Inc.*	17,681	6,158,999
		39,484,148
Health Care Services 20.6%
agilon health, Inc.*	29,730	526,816
Cardinal Health, Inc.	18,500	1,615,605
Cencora, Inc.	21,114	3,715,642
Centene Corp.*	22,974	1,416,347
Certara, Inc.*	23,641	382,038
Fortrea Holdings, Inc.*	3,790	104,414
Humana, Inc.	3,416	1,576,928
IQVIA Holdings, Inc.*	12,400	2,760,612
Laboratory Corp. of America Holdings	3,790	788,699
McKesson Corp.	11,600	4,782,912
Privia Health Group, Inc.*	44,932	1,179,465
RadNet, Inc.*	39,287	1,312,579
Surgery Partners, Inc.*	37,740	1,368,452
Thermo Fisher Scientific, Inc.	20,198	11,252,306
UnitedHealth Group, Inc.	54,823	26,127,545
Veeva Systems, Inc. "A"*	5,718	1,193,347
		60,103,707
Medical Supply & Specialty 30.5%
Abbott Laboratories	76,501	7,871,953
Agilent Technologies, Inc.	21,506	2,603,731
Alcon, Inc.	48,397	4,016,467

Align Technology, Inc.*	2,735	1,012,333
Avantor, Inc.*	26,151	566,169
Axonics, Inc.*	22,930	1,313,889
Azenta, Inc.*	16,300	919,809
Baxter International, Inc.	49,300	2,001,580
Becton Dickinson & Co.	17,300	4,834,485
Bio-Techne Corp.	11,800	925,120
Boston Scientific Corp.*	167,456	9,032,577
Catalent, Inc.*	10,000	499,700
Danaher Corp.	32,338	8,569,570
Dexcom, Inc.*	26,908	2,717,170
Edwards Lifesciences Corp.*	23,496	1,796,739
GE HealthCare Technologies, Inc.	24,500	1,726,025
Globus Medical, Inc. "A"*	8,900	481,490
Hologic, Inc.*	30,377	2,270,377
IDEXX Laboratories, Inc.*	4,589	2,346,860
Illumina, Inc.*	5,091	841,135
Inari Medical, Inc.*	11,012	733,619
Inspire Medical Systems, Inc.*	3,924	890,277
Insulet Corp.*	5,832	1,118,053
Intuitive Surgical, Inc.*	19,359	6,053,172
Maravai LifeSciences Holdings, Inc. "A"*	17,000	175,780
Masimo Corp.*	7,827	894,470
Medtronic PLC	54,788	4,465,222
Omnicell, Inc.*	6,942	394,722
Outset Medical, Inc.*	35,623	484,829
Penumbra, Inc.*	7,757	2,051,727
Repligen Corp.*	4,100	713,031
ResMed, Inc.	12,447	1,986,417
Shockwave Medical, Inc.*	2,700	595,053
Stryker Corp.	22,304	6,324,299
The Cooper Companies, Inc.	3,800	1,405,962
Waters Corp.*	2,800	786,240
West Pharmaceutical Services, Inc.	7,915	3,220,614
		88,640,666
Pharmaceuticals 31.0%
AbbVie, Inc.	56,880	8,359,085
AstraZeneca PLC (ADR)	101,046	6,852,940
Bristol-Myers Squibb Co.	43,160	2,660,814
Eli Lilly & Co.	41,607	23,058,599
Intra-Cellular Therapies, Inc.*	16,682	926,185
Johnson & Johnson	70,085	11,331,343
Merck & Co., Inc.	112,519	12,262,321
Novartis AG (ADR)	45,000	4,521,600
Novo Nordisk AS (ADR)	45,255	8,400,233
Pfizer, Inc.	112,670	3,986,264
Sanofi (ADR)	41,450	2,204,311
Zoetis, Inc.	29,556	5,630,713
		90,194,408
Total Common Stocks (Cost $144,393,290)		278,422,929

Cash Equivalents 4.2%
DWS Central Cash Management Government Fund, 5.35% (a) (Cost $12,182,672)	12,182,672	12,182,672

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $156,575,962)	99.9	290,605,601
Other Assets and Liabilities, Net	0.1	218,829
Net Assets	100.0	290,824,430
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2023 are as follows:
Value ($) at 5/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2023	Value ($) at 8/31/2023
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.27% (a) (b)
—	0 (c)	—	—	—	27,988	—	—	—
Cash Equivalents 4.2%
DWS Central Cash Management Government Fund, 5.35% (a)
11,390,463	9,953,002	9,160,793	—	—	156,289	—	12,182,672	12,182,672
11,390,463	9,953,002	9,160,793	—	—	184,277	—	12,182,672	12,182,672

*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31, 2023.

ADR: American Depositary Receipt
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2023 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$278,422,929	$—	$—	$278,422,929
Short-Term Investments	12,182,672	—	—	12,182,672
Total	$290,605,601	$—	$—	$290,605,601

(a)	See Investment Portfolio for additional detailed categorizations.

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DHWF-PH1
R-080548-2 (1/25)